INVENTORIES	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

a.	Inventories are comprised of the following:

	December 31,
	2022	2021*)

Raw materials, parts and supplies	$6,086	$5,732
Work in progress and assembled raw materials	10,294	8,987
Finished products	16,644	13,713

	$33,024	$28,432

*)	Reclassified.

b.	Inventory net write-offs amounted to $2,805, $3,361 and $2,908 for the years ended December 31, 2022, 2021 and 2020, respectively.